share-based compensation - TELUS Corp restricted share units activity (Details)	12 Months Ended
	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments $ / shares
Number of restricted share units - Non-vested
Outstanding, beginning of period	0
Outstanding, end of period	0	0
Restricted share units without market performance conditions
Number of restricted share units - Non-vested
Outstanding, beginning of period	6,017,285	6,468,954
Granted - Initial award	3,131,508	3,199,809
In lieu of dividends	385,783	428,750
Variable payout related	16,886
Vested during the period	(3,354,451)	(3,696,539)
Forfeited	(348,542)	(383,689)
Outstanding, end of period	5,848,469	6,017,285
Number of restricted share units - vested
Outstanding, beginning of period	29,870	30,800
In lieu of dividends	1,394	624
Vested	3,354,451	3,696,539
Settled in cash	(58,704)	(3,053,349)
Settled in equity	(3,277,873)	(644,744)
Outstanding, end of period	49,138	29,870
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 24.55	$ 23.37
Outstanding, beginning of period, vested | $ / shares	24.58	22.02
Granted - Initial award | $ / shares	25.98	25.36
In lieu of dividends | $ / shares	26.74	23.08
Variable payout related | $ / shares	25.53
Vested | $ / shares	24.10	23.14
Settled in cash | $ / shares	24.67	22.82
Settled in equity | $ / shares	24.07	24.17
Forfeited | $ / shares	21.59	23.82
Outstanding, end of period, non-vested | $ / shares	25.67	24.55
Outstanding, end of period, vested | $ / shares	$ 25.63	$ 24.58
Number of Rsu's	49,138	29,870